Consolidated Balance Sheets (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Treasury stock, Shares	7.3	13.5
Common stock, shares authorized	350	350
Common stock, shares issued	102.8	102.8
Common stock, shares outstanding	95.5	89.3